Leases (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Leases
Right-of-use assets under operating leases	$ 268,589	$ 314,339
Operating lease liabilities, current	51,096	32,899
Operating lease liabilities, non-current	0	15,484
Total operating lease liabilities	$ 5,109,600	$ 4,838,300